Share-Based Payments (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Share-Based Payments (Details) [Line Items]
Granting of options shares (in Shares) | shares	229,390
Maturity Year	5 years
Vesting rule percentage	50.00%
Distributed shares percentage	50.00%
Vested equally Percentage	25.00%
Vest term	2 years
Rest allocated percentage	25.00%
Anghami Inc. [Member]
Share-Based Payments (Details) [Line Items]
Distributed shares percentage	50.00%
Vest term	2 years
Reversal amount (in Dollars) | $	$ 2,214,795
GESP [Member]
Share-Based Payments (Details) [Line Items]
Maturity Year	4 years 6 months
Vesting rule percentage	25.00%
Distributed shares percentage	25.00%
Vest term	3 years
Business Combination [Member] | Anghami Inc. [Member]
Share-Based Payments (Details) [Line Items]
Vest term	4 years 6 months